Summary of Significant Accounting Policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2021
Computers, electrical equipment and production machinery | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Computers, electrical equipment and production machinery | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office equipment, furniture and others | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Office equipment, furniture and others | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years